Equity - Additional Information (Detail) - USD ($)							3 Months Ended		12 Months Ended
	Mar. 28, 2021	Oct. 23, 2020	Jul. 15, 2020	Jul. 06, 2020	Feb. 12, 2020	Jan. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2020	Dec. 31, 2018
Stockholders Equity [Line Items]
Common stock, shares authorized							20,000,000		20,000,000	14,060,001	14,060,001
Proceeds from issuance of common stock					$ 10,000,000		$ 14,426,876	$ 176,990	$ 2,579,114	$ 5,802,002
Debt conversion, converted instrument, amount									$ 3,655,438
Loss on settlement of accounts payable							$ (120,810)
Warrant issued							1,053,738		562,581	8,846
Warrant, exercise price per share							$ 15.21		$ 14.61	$ 8.38		$ 7.90
Accounts Payable [Member]
Stockholders Equity [Line Items]
Common shares issued									9,500
Debt conversion, converted instrument, amount									$ 144,875
Debt conversion, original debt, amount									103,258
Loss on settlement of accounts payable									$ 41,617
Convertible Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Convertible preferred stock, shares authorized							1,000,000		1,000,000	1,000,000
Convertible preferred stock, shares issued							1,000,000		1,000,000	1,000,000
Convertible preferred stock, par value							$ 0.001		$ 0.001	$ 0.001
Preferred stock, conversion basis									One share of Common Stock for each preferred share
Convertible preferred stock,liquidation preference per share							$ 1.00		$ 1.00
Convertible Series B-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Convertible preferred stock, shares authorized							1,050,695		1,050,695	1,050,695
Convertible preferred stock, shares issued							1,050,695		1,050,695	1,050,695
Convertible preferred stock, par value							$ 0.001		$ 0.001	$ 0.001
Preferred stock, conversion basis									One share of Common Stock for each preferred share
Convertible preferred stock,liquidation preference per share							$ 7.58		$ 7.58
Convertible Series B-1A Preferred Stock [Member]
Stockholders Equity [Line Items]
Convertible preferred stock, shares authorized							316,848		316,848	316,848
Convertible preferred stock, shares issued							316,848		316,848	316,848
Convertible preferred stock, par value							$ 0.001		$ 0.001	$ 0.001
Preferred stock, conversion basis									One share of Common Stock for each preferred share
Convertible preferred stock,liquidation preference per share							$ 6.82		$ 6.82
Convertible Series B-2 Preferred Stock [Member]
Stockholders Equity [Line Items]
Convertible preferred stock, shares authorized							100,000	100,000	100,000	100,000
Convertible preferred stock, shares issued							4,167	4,167	4,167	0
Convertible preferred stock, par value							$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, conversion basis									One share of Common Stock for each share of Series B-2 Convertible Preferred Stock
Convertible preferred stock,liquidation preference per share								$ 12.00	$ 12.00
Common stock warrants [Member]
Stockholders Equity [Line Items]
Warrant issued	1,053,738	139,645	279,291	4,000		8,846
Warrant, exercise price per share	$ 15.84	$ 15.25	$ 15.25	$ 15.25		$ 11.00
Warrant expiry date	Mar. 27, 2024	Oct. 22, 2025	Jul. 14, 2025	Jul. 05, 2023		Jan. 30, 2024
Fair value on the date of issuance	$ 60,851,779	$ 2,693,221	$ 2,689,684	$ 30,536		$ 63,337
Warrant, fair valued price per share		$ 9.64	$ 9.63	$ 7.63		$ 7.16
warrants vested		139,645
Warrants exercised	473,486
Gross proceeds from exercise of warrants	$ 7,500,018
Common Stock
Stockholders Equity [Line Items]
Common shares issued							105,418	16,090	171,796	536,354
Proceeds from issuance of common stock							$ 6,926,858	$ 176,990